Share-Based Payments - Data Related to All Total Shareholder Return Units (Details) - Total Shareholder Return Units (TSRUs) [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per stock option (in dollars per share)	$ 7.42	$ 6.23	$ 5.83
Total compensation cost related to nonvested awards not yet recognized, pre-tax	$ 246	$ 232	$ 164
Weighted-average period over which nonvested award cost is expected to be recognized (years)	1 year 7 months	1 year 8 months 12 days	1 year 10 months 24 days